CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 20,406	$ 27,733
Short-term interest-bearing bank deposits	70,546	69,298
Trade accounts receivable, net of allowance for doubtful accounts of $90 and $124 at December 31, 2016 and 2015, respectively	42,626	19,046
Inventories (Note 4)	29,260	27,683
Deferred tax assets (Note 10)		3,540
Other current assets	4,838	2,677
Total current assets	167,676	149,977
Non-Current assets
Long-term interest-bearing bank deposits	750	750
Deferred tax assets (Note 10)	3,020	5,735
Other long-term assets	230	211
Severance pay funds (Note 7)	1,425	1,514
Property and equipment, net (Note 5)	10,017	11,062
Intangible assets, net (Note 3)	15,361	17,906
Goodwill (Note 3)	20,114	20,114
Total non-current assets	50,917	57,292
TOTAL ASSETS	218,593	207,269
Current liabilities
Trade accounts payable	16,501	14,378
Deferred revenues	4,072	5,828
Deferred tax liabilities (Note 10)		956
Other current liabilities (Note 6)	18,461	15,996
Total current liabilities	39,034	37,158
Non-Current liabilities
Accrued severance pay (Note 7)	2,418	2,469
Deferred tax liabilities (Note 10)	1,094	5,760
Other long-term liability	1,330	822
Total non-current liabilities	4,842	9,051
Commitments and contingencies (Note 8)
TOTAL LIABILITIES	43,876	46,209
SHAREHOLDERS' EQUITY (Note 9)
Ordinary shares, NIS 0.01 par value - authorized 40,000,000 shares at December 31, 2016 and 2015, 27,351,431 shares issued and outstanding at December 31, 2016 and 27,093,937 shares issued and outstanding at December 31,2015	74	73
Additional paid-in capital	128,993	123,977
Accumulated other comprehensive loss	(50)	(114)
Treasury shares	(11,965)	(11,028)
Retained earnings	57,665	48,152
Total shareholders' equity	174,717	161,060
Total liabilities and shareholders' equity	$ 218,593	$ 207,269